Stockholders' Equity and Members' Equity (Tables)	9 Months Ended
Sep. 30, 2021
Stockholders Equity And Members Deficit [Abstract]
Schedule Of Common Stock Units Authorized Issued And Outstanding
The table below provides a summary of the number of Class A and Class B units authorized, issued and outstanding as of December 31, 2020, respectively.

December 31, 2020
Class A units:

Authorized, issued and outstanding Class A units	130,245,990
Class B units:
Authorized Class B units	8,088,877
Issued Class B units	3,720,063
Outstanding Class B units (Vested Class B units)	474,920